UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 028-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. BUrlinson          Palo Alto, CA                      1/19/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      204,167
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ALLOT COMMUNICATIONS LTDCOM ST COM            M0854Q105      241    15845 SH       SOLE                 15845      0    0
AMEX ENERGY SELECT INDEX 'SPDR COM            81369Y506     3623    52409 SH       SOLE                 52409      0    0
Accretive Health, Inc.         COM            00438v103     4450   193640 SH       SOLE                193640      0    0
BERKSHIRE HATHAWAY B NEW CLASS COM            084670207     1958    25665 SH       SOLE                 25665      0    0
DOW JONES US REAL ESTATE INDEX COM            464287739    11798   207670 SH       SOLE                207670      0    0
DURECT CORP COM                COM            266605104       90    76250 SH       SOLE                 76250      0    0
GOLDCORP INC                   COM            380956409     1040    23500 SH       SOLE                 23500      0    0
ISHARES BARCLAYS 20+ YEAR TREA COM            464287432    20290   167344 SH       SOLE                167344      0    0
ISHARES BARCLAYS US AGGREGATE  COM            464287226     1984    18000 SH       SOLE                 18000      0    0
ISHARES IBOXX INVESTOP IBOXX $ COM            464287242      293     2577 SH       SOLE                  2577      0    0
ISHARES MSCI EMERGING MKT INDE COM            464287234    22359   589332 SH       SOLE                589332      0    0
ISHARES MSCI JAPAN INDEX FUND  COM            464286848      482    52950 SH       SOLE                 52950      0    0
ISHARES TR RUSSELL 3000INDEX F COM            464287689     3241    43695 SH       SOLE                 43695      0    0
ISHARES TR-ISHARES MSCI EAFE I COM            464287465    37232   751701 SH       SOLE                751701      0    0
KLA-TENCOR CORP COM            COM            482480100      834    17288 SH       SOLE                 17288      0    0
MAKO SURGICAL CORP.            COM            560879108     2217    87938 SH       SOLE                 87938      0    0
MERCK & CO., INC.              COM            58933Y105     2107    55893 SH       SOLE                 55893      0    0
OCCIDENTAL PETROLEUM CORP      COM            674599105     4399    46950 SH       SOLE                 46950      0    0
S P D R S&P 500 ETF TR EXPIRIN COM            78462f103     1451    11562 SH       SOLE                 11562      0    0
SERVICESOURCE INTL LLCCOM USD0 COM            81763u100      689    43886 SH       SOLE                 43886      0    0
SOUTHERN NATL BANCORPVA INC CO COM            843395104     1452   238024 SH       SOLE                238024      0    0
SPDR GOLD TRUST ETF            COM            78463V107    17467   114919 SH       SOLE                114919      0    0
UTILITIES SECTOR SPDR          COM            81369Y886      625    17360 SH       SOLE                 17360      0    0
VANGUARD ENERGY ETF            COM            92204a306     9965    98850 SH       SOLE                 98850      0    0
VANGUARD INDEX FUNDS VANGUARD  COM            922908769    48104   748117 SH       SOLE                748117      0    0
VANGUARD INTL EQUITY INDEXFDS  COM            922042858     2538    66430 SH       SOLE                 66430      0    0
VANGUARD REIT                  COM            922908553     3161    54492 SH       SOLE                 54492      0    0
Somaxon Pharmaceuticals, Inc   WT             834453102       77   170212 SH       SOLE                170212      0    0


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